Investment Strategy - NEOS Boosted Bitcoin High Income ETF	Jan. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by:

(i)	investing in exchange-traded spot Bitcoin ETPs (the “Spot Bitcoin ETPs") primarily through a controlled foreign corporation;
(ii)	obtaining indirect exposure to Bitcoin by employing an options strategy that consists of selling (writing) put options and buying call options generally at the same strike price on one or more Bitcoin-related instruments;
(iii)	utilizing a call options strategy to provide high monthly income, which primarily consists of selling (writing) call options on one or more Bitcoin-related instruments; and
(iv)	relying on leverage to “boost” the Fund’s long exposure to Bitcoin and “boost” the monthly income earned for the Fund.

The Fund does not invest in Bitcoin directly.

NEOS Bitcoin High Income Strategy

This component of the Fund’s strategy is designed to follow the underlying strategies of the NEOS Bitcoin High Income ETF (“BTCI”). BTCI invests in Spot Bitcoin ETPs through a controlled foreign corporation, obtains additional long exposure to Bitcoin utilizing a synthetic options strategy, and generates high monthly income though a call options strategy. “High” monthly income is intended to convey that the strategy is designed to provide investors with some level of income, noting that such investors do not ordinarily receive income solely by owning Bitcoin or Spot Bitcoin ETPs.

Spot Bitcoin ETPs

Spot Bitcoin ETPs are funds that track the price of Bitcoin by directly holding actual Bitcoin (called "spot") as their underlying asset. Spot Bitcoin ETPs seek to provide the performance of the price of Bitcoin before the payment of fees and expenses. The price of the Spot Bitcoin ETP fluctuates with the price of Bitcoin in crypto asset markets. The Fund will hold shares of the Spot Bitcoin ETPs in a wholly owned and controlled foreign subsidiary of the Fund organized under the laws of the Cayman Islands (the NEOS Boosted Bitcoin High Income Portfolio CFC (the “Cayman Subsidiary” or “Subsidiary”). The Fund may also hold shares of the Spot Bitcoin ETPs directly, consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies (e.g., at least 90% of the Fund’s income must be “qualifying income.”).

The Fund expects to gain indirect exposure to the Spot Bitcoin ETPs by investing up to 25% of its total assets (measured at the time of investment) in the Subsidiary, consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary is advised by the Adviser. Unlike the Fund, the Subsidiary may directly invest without limitation in Spot Bitcoin ETPs; however, the Subsidiary will comply with the same derivatives rule requirements under the Investment Company Act of 1940, as amended (“1940 Act”), when viewed on a consolidated basis with the Fund, with respect to its investments in derivatives and leverage; and also complies with the provisions of Section 15 of the 1940 Act (regarding investment advisory contract approvals). The adviser anticipates holding only the Spot Bitcoin ETPs in the Subsidiary.

Options on Bitcoin Related Instruments

There are two parts to the Bitcoin options strategy: (1) utilizing a “synthetic strategy” to gain exposure to Bitcoin, and (2) writing (selling) call options on one or more Bitcoin-related instruments to generate high monthly income for the Fund. A “Bitcoin-related instrument” is defined as Bitcoin, an ETF that principally invests in Bitcoin futures contracts (“Bitcoin Futures ETFs”), Spot Bitcoin ETPs, or an index that uses Bitcoin, Bitcoin Futures ETFs, and/or Spot Bitcoin ETPs as the reference asset (each, a “Bitcoin Index”).

To implement the Bitcoin options strategy, the Fund invests either directly or through the Subsidiary, in traditional exchange-traded options, FLexible EXchange® options (“FLEX Options”), and/or over-the-counter options that utilize a Bitcoin-related instrument as the reference asset. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The Fund will close out any over-the-counter options prior to expiration so that it does not take delivery of the reference asset.

Synthetic Options Strategy

The Fund derives its long exposure to Bitcoin by trading options directly or through the Subsidiary, that use a Bitcoin-related instrument as the reference asset; however, the Fund may hold the Bitcoin-related instrument directly or through the subsidiary. Because this portion of the Fund’s exposure to Bitcoin is obtained via options instead of owning the reference asset, the Fund’s exposure is considered to be “synthetic.” The synthetic exposure is created through the combination of purchasing call options and selling put options generally at the same strike price with the same expiration. This combination synthetically creates the upside and downside participation in the price returns of Bitcoin. The Fund will primarily gain exposure to increases in value experienced by reference asset through the purchase of call options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in value experienced by the reference asset through the sale of put options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased call and sold put options generally provide exposure to price returns of the reference asset both on the upside and downside.

Income Options Strategy

The Fund seeks to generate income directly or through the Subsidiary, by writing (selling) call options on a Bitcoin-related instrument and receiving the premiums from the option buyer.

When the Fund sells a call option, it creates a contract between the option writer (the Fund) and the option buyer (counterparty). The writer of the call option receives an amount (premium) for writing the option. The contract provides the counterparty with the right to buy the reference asset for a pre-specified price (strike price) by a pre-specified date (expiration date). However, no obligation is created for the counterparty, who is not forced to buy the reference asset (exercising the option) by the expiration date. If the price of the reference asset is greater than the strike price at the expiration date, the counterparty will exercise their option. This obligates the writer to sell the reference asset to the counterparty (buyer) at the pre-specified price, which will be at a price below the market price, resulting in a loss for the writer and an equivalent profit for the holder. If the price of the reference asset is lower than or equal to the strike price at the expiration date, the counterparty (buyer) will not exercise its option. It will expire as worthless, which results in a profit for the writer and an equivalent loss for the holder.

In a traditional covered call strategy, an investor (such as the Fund) writes a call option on a security it owns. However, the Fund will derive its exposure to Bitcoin directly or through the Subsidiary, through the use of options contracts that use a Bitcoin-related instrument as the reference asset. This distinction causes the Fund’s income generating option strategy to be commonly referred to as a “synthetic covered call strategy” as opposed to a traditional covered call strategy, because the Fund primarily has synthetic exposure to Bitcoin. The Fund’s writing (selling) of call options on a Bitcoin-related instrument will limit the Fund’s ability to participate in increases in value of Bitcoin beyond a certain point. If the share price of the reference asset increases, the above-referenced synthetic long exposure and Spot Bitcoin ETPs would allow the Fund to experience similar percentage gains. However, if the reference asset’s share price appreciates in value beyond the strike price of one or more of the call option contracts that the Fund has written to generate income, the Fund will lose money on those written call positions, and the losses will, in turn, limit the upside return of the synthetic long exposure to Bitcoin and Spot Bitcoin ETPs. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to Bitcoin, long exposure to Spot Bitcoin ETPs via the Subsidiary, and the call options written on a Bitcoin-related instrument) will limit the Fund’s participation in gains of Bitcoin beyond a certain point. This strategy offers a portion of the potential upside of the price return Bitcoin into current income. It is expected that the call options written by the Fund will generally have expirations of approximately one month and will be held to or close to expiration. The options that are not held to expiration will be replaced by similar options that have a later expiration.

The Adviser utilizes a proprietary, rules-based, systematic model to manage the Fund’s options positions. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses due to the movement of the Spot Bitcoin ETPs.

When writing options, the Fund is required to post collateral to assure its performance to the option buyer. The Fund will hold U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, as collateral. To the extent that the Fund directly invests in Spot Bitcoin ETPs (i.e., not through the Subsidiary), the Spot Bitcoin ETPs may also be eligible to be used as collateral.

In addition, the Fund may seek to take advantage of tax loss harvesting opportunities by taking investment losses from the Spot Bitcoin ETPs and/or Bitcoin Futures ETF positions to offset realized taxable gains of the Spot Bitcoin ETPs and/or Bitcoin Futures ETFs.

Boosted/Levered Strategy for Added Exposure to BTCI Underlying Strategies

This component of the Fund’s strategy is designed to obtain additional (or boosted) exposure to the underlying strategies of BTCI, which are discussed in the prior section. Specifically, the Fund utilizes leverage to create investment exposure equal to approximately 150% of BTCI. That is, the Fund aims to boost (150%) BTCI’s long exposure to Bitcoin and the income generated by BTCI. The Fund may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage, such as BTCI. An investment in the Fund is exposed to the risk that a decline in the performance of Bitcoin will be magnified for the Fund.

Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may be treated for accounting or tax purposes as income or as a return of capital. Return of capital represents a return of a portion of the Fund shareholder's invested capital, does not reflect traditional income such as dividends or interest. and is not taxable in the year it is received unless the distribution exceeds a shareholder's basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Shares or a reduction of a loss. There is no guarantee that the Adviser will be successful in its attempt to have the Fund's distribution payments meet the target range without some return of capital.

The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies, resulting in high portfolio turnover. The Fund is considered to be non-diversified.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Spot Bitcoin ETPs and/or options on the Bitcoin-related instruments. For purposes of the Fund’s 80% policy, the value of such derivative instruments shall be valued at their notional value.

About Bitcoin

Description of Bitcoin

Bitcoin is a digital asset that operates on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. Bitcoin represents a digital asset that functions as a medium of exchange utilizing cryptographic protocols to secure transactional processes, control the creation of additional units, and verify the transfer of assets. Its operation on a decentralized blockchain network ensures both transparency and immutability of records, without the need for a central authority. This innovative technology underpinning Bitcoin allows for peer-to-peer transactions and provides a framework for digital scarcity, making Bitcoin a unique investment commodity within the digital currency landscape.

Description of the Bitcoin Blockchain

The Bitcoin blockchain constitutes a decentralized, digital ledger technology that chronologically and publicly records all Bitcoin transactions. This technology is characterized by its use of blocks, which are structurally linked in a chain through cryptographic hashes. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as proof of work, become extremely difficult to reverse and tamper with. The integrity, transparency, and security of the transactional data are maintained autonomously within the Bitcoin network, eliminating the necessity for central oversight and facilitating trust in a peer-to-peer system.

The Relationship between Bitcoin and Bitcoin Blockchain

Bitcoin is a digital currency that operates on the Bitcoin blockchain, a decentralized and cryptographic ledger system. The Bitcoin blockchain underpins the entire Bitcoin network, providing a secure and transparent mechanism for recording Bitcoin transactions. Each Bitcoin transaction is verified by network participants and permanently recorded on the Bitcoin blockchain, ensuring the integrity and traceability of the digital currency. Thus, while Bitcoin serves as a medium of exchange or store of value, the Bitcoin blockchain acts as the immutable record-keeping system that facilitates and authenticates the circulation and ownership of Bitcoin. This symbiotic relationship ensures that Bitcoin operates in a trustless and decentralized manner, with the Bitcoin blockchain maintaining the currency's history and scarcity.

●	Decentralized Transactions: Bitcoin facilitates peer-to-peer financial transactions globally without the need for intermediaries, reducing transaction costs and times. This feature makes it an attractive option for cross-border transfers and remittances, although Bitcoin is not widely used in this manner at present.
●	Store of Value: Due to its limited supply and decentralized nature, Bitcoin is perceived as a digital alternative to traditional stores of value like gold, potentially serving as a hedge against inflation and currency devaluation.
●	Smart Contracts: While primarily associated with other blockchain platforms, the Bitcoin blockchain can execute smart contracts—self-executing contractual agreements with the terms directly written into code—thereby enabling automated and conditional transactions. However, unlike the scripting language of blockchain platforms such as Ethereum, the scripting language of the Bitcoin blockchain is not Turing-complete and therefore is much more limited in the types of smart contracts and potential applications it can support. Please see “Bitcoin Risk” for additional information about the Ethereum network compared to the Bitcoin blockchain.
●	Asset Tokenization: The Bitcoin blockchain provides a platform for tokenizing assets, converting rights to an asset into a digital token on the blockchain. This can include real estate, stocks, or other forms of assets, enhancing liquidity and market efficiency. Currently, these applications are extremely limited and/or speculative.
●	Digital Identity Verification: Leveraging the security and immutability of the Bitcoin blockchain, companies can develop digital identity verification systems, enhancing privacy and reducing identity theft.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets in Spot Bitcoin ETPs and/or options on the Bitcoin-related instruments.